Revenue Disaggregation	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Revenue Disaggregation [Abstract]
Revenue Disaggregation

Note 16. Revenue Disaggregation

Revenue streams from performance obligations included in net sales for the three and nine months ended December 31, 2025 and 2024, in the consolidated statements of operations are as follows:

	Three Months Ended December 31,
	2025	2024
Omni Pro units and accessories, net of discounts	$118,387	$64,591
Omniverse credits	24,710	43,420
Omni Care program	36,000	31,333
Omni Arena	22,171	193,320
Omni One, net of discounts	762,549	931,458
Net Sales	$963,817	$1,264,122

	Nine Months Ended December 31,
	2025	2024
Omni Pro units and accessories, net of discounts	$154,958	$127,412
Omniverse credits	109,163	167,387
Omni Care program	130,667	126,323
Omni Arena	458,992	334,127
Omni One, net of discounts	2,126,985	1,355,640
Net Sales	$2,980,765	$2,110,889

Note 16. Revenue Disaggregation

Revenue streams from performance obligations included in net sales as of March 31, 2025 and 2024, in the consolidated statements of operations are as follows:

	March 31, 2025	March 31, 2024
SALES
Omni Pro units and accessories, net of discounts	$60,041	$205,846
Omniverse Credits	214,257	296,703
Omni Care program	130,990	256,667
Omni Arena	429,927	1,637,283
Omni One	2,755,223	12,421
NET SALES	$3,590,438	$2,408,920

In January 2023, the Company began shipping beta units of the Omni One, with a full public release following in September 2024.